Annual Fund Operating Expenses - QQQ Trust, Series 1 - QQQ Trust, Series 1	Dec. 19, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.18%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.18%

[1]	“Management Fees” and “Other Expenses” have been restated to reflect current fees.